SCHEDULE OF PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 33,971	¥ 34,882
Less: Accumulated depreciation		23,586	20,493
Property and Equipment, net	$ 1,463	10,385	14,389
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		22,045	23,301
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		2,855	3,323
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		938	938
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		3,431	2,618
Building [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 4,702	¥ 4,702